Loans and Borrowings - Senior Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 06, 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 39,950	$ 7,786
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	$ 150,000
Weighted average interest rate	8.06%
Commitment fee percentage	0.79%
Proceeds from loans and borrowings	$ 155,000
Repayments of borrowings	20,000
Borrowings	135,000
Additional borrowing (up to)	$ 50,000
Senior Credit Facility | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowing facility size			$ 200,000
Senior Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	0.45%
Senior Credit Facility | Bottom of range | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)			0.45%
Senior Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	1.01%
Senior Credit Facility | Top of range | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)			0.96%
Senior Credit Facility | SOFR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.00%
Senior Credit Facility | SOFR | Bottom of range | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			2.00%
Senior Credit Facility | SOFR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.50%
Senior Credit Facility | SOFR | Top of range | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			4.25%